INCOME TAXES - Schedule of Deferred Tax Asset (Liability) for Holding Entities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 910	$ 772
Deferred income tax (liabilities):	(4,160)	(3,630)
Net deferred tax (liability)	(3,250)	(2,858)	$ (2,515)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	77	27
Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	203	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	31	42
Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liabilities):	(4,160)	(3,630)
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	95	64
Canada | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	34	33
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	203	0
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	352	465
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 118	$ 141